Note Borrowings (Notes payable) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Advances due 2016 To 2029 with fixed Rates 0.41% to 4.19% for 2015 and 0.45% to 4.19% for 2014
Debt Instrument [Line Items]
Advances with the FHLB, earliest maturity	2016
Advances with the FHLB, latest maturity	2029
Advances with the FHLB, interest rate range from	0.41%	0.45%
Advances with the FHLB, interest rate range to	4.19%	4.19%
Floating Rates of 0.24% over the 3 month LIBOR maturing on 2019
Debt Instrument [Line Items]
Advances with the FHLB, maturity	2019
Advances with the FHLB, interest rate	0.24%
Fixed Rate 7.00% Percent Notes Due July 2019 paying interest semiannually
Debt Instrument [Line Items]
Senior debt fixed rate	7.00%
Senior Debt Maturity Year	2019
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034
Debt Instrument [Line Items]
Notes payable, interest rate range minimum	6.125%
Notes payable, interest rate range maximum	8.327%
Notes Payable Maturity Year Range Start	2027
Notes Payable Maturity Year Range End	2034